Financial Instruments: classification - Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Financial Instruments
Liabilities	£ 699,845	£ 689,089	£ 688,963
Deposits by banks - repos
Financial Instruments
Financial Liabilities	8,651		7,419
Deposits - other
Financial Instruments
Financial Liabilities	40,059		39,479
Customer accounts - repos
Financial Instruments
Financial Liabilities	35,459		31,002
Customer accounts - other
Financial Instruments
Financial Liabilities	366,341		367,034
Debt securities in issue
Financial Instruments
Financial Liabilities	36,723		30,559
Settlement balances
Financial Instruments
Financial Liabilities	7,799		2,844
Short positions
Financial Instruments
Financial Liabilities	35,041		28,527
Derivatives
Financial Instruments
Financial Liabilities	143,689		154,506
Subordinated liabilities
Financial Instruments
Financial Liabilities	10,602		12,722
Other liabilities
Financial Instruments
Liabilities	15,481		14,871
Financial Assets and Liabilities, Category | Held-for-trading
Financial Instruments
Financial Liabilities	241,113		236,488
Financial Assets and Liabilities, Category | Held-for-trading | Deposits by banks - repos
Financial Instruments
Financial Liabilities	6,255		4,030
Financial Assets and Liabilities, Category | Held-for-trading | Deposits - other
Financial Instruments
Financial Liabilities	12,731		12,472
Financial Assets and Liabilities, Category | Held-for-trading | Customer accounts - repos
Financial Instruments
Financial Liabilities	31,114		24,333
Financial Assets and Liabilities, Category | Held-for-trading | Customer accounts - other
Financial Instruments
Financial Liabilities	11,266		11,513
Financial Assets and Liabilities, Category | Held-for-trading | Debt securities in issue
Financial Instruments
Financial Liabilities	1,017		1,107
Financial Assets and Liabilities, Category | Held-for-trading | Short positions
Financial Instruments
Financial Liabilities	35,041		28,527
Financial Assets and Liabilities, Category | Held-for-trading | Derivatives
Financial Instruments
Financial Liabilities	143,689		154,506
Financial Assets and Liabilities, Category | DFV
Financial Instruments
Financial Liabilities	4,106		5,216
Financial Assets and Liabilities, Category | DFV | Customer accounts - other
Financial Instruments
Financial Liabilities	435		874
Financial Assets and Liabilities, Category | DFV | Debt securities in issue
Financial Instruments
Financial Liabilities	2,791		3,403
Financial Assets and Liabilities, Category | DFV | Subordinated liabilities
Financial Instruments
Financial Liabilities	880		939
Financial Assets and Liabilities, Category | Amortised cost
Financial Instruments
Liabilities	441,305		434,569
Financial Assets and Liabilities, Category | Amortised cost | Deposits by banks - repos
Financial Instruments
Financial Liabilities	2,396		3,389
Financial Assets and Liabilities, Category | Amortised cost | Deposits - other
Financial Instruments
Financial Liabilities	27,328		27,007
Financial Assets and Liabilities, Category | Amortised cost | Customer accounts - repos
Financial Instruments
Financial Liabilities	4,345		6,669
Financial Assets and Liabilities, Category | Amortised cost | Customer accounts - other
Financial Instruments
Financial Liabilities	354,640		354,647
Financial Assets and Liabilities, Category | Amortised cost | Debt securities in issue
Financial Instruments
Financial Liabilities	32,915		26,049
Financial Assets and Liabilities, Category | Amortised cost | Settlement balances
Financial Instruments
Financial Liabilities	7,799		2,844
Financial Assets and Liabilities, Category | Amortised cost | Subordinated liabilities
Financial Instruments
Financial Liabilities	9,722		11,783
Financial Assets and Liabilities, Category | Amortised cost | Other liabilities
Financial Instruments
Liabilities	2,160		2,181
Financial Assets and Liabilities, Category | Hedging derivatives
Financial Instruments
Financial Liabilities	3,116		3,571
Other liabilities
Financial Instruments
Liabilities	13,321		12,690
Other liabilities | Other liabilities
Financial Instruments
Liabilities	£ 13,321		£ 12,690